Biocon Acquisition - Summary of Total Consideration (Details) (10Q) - Biocon Acquisition [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Fixed purchase price	$ 1,070	$ 1,059
Acquisition date fair value of contingent consideration	562	562
Total consideration	$ 1,632 [1]	$ 1,621 [2]

[1]	Total consideration consists of an upfront payment of $991,000, which includes $250,000 held in escrow, $137,000 in working capital payments, $5,000 in accrued expenses and $499,000 of acquisition date fair value contingent consideration liabilities.
[2]	Total consideration consists of an upfront payment of $991,000 which includes $250,000 held in escrow, $131,000 in accrued expenses and $499,000 of contingent consideration liabilities.